Discontinued Operations (Details Narrative) - USD ($)	Apr. 15, 2023	Apr. 15, 2022	Mar. 12, 2021	Nov. 30, 2020
Stock Exchange Agreement [Member] | SRM Entertainment, LTD [Member] | Restricted Stock [Member]
Business acquisition number of shares acquired				200,000
CBAV1, LLC [Member]
Payments to acquire assets			$ 3,000,000
Cash payment			$ 2,650,000
CBAV1, LLC [Member] | Forecast [Member]
Royalty payments	$ 200,000	$ 150,000